FINANCIAL INSTRUMENTS - Categories of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS
Assets	$ 90,721	$ 109,345
Liabilities	589,165	655,067
Net gain/(loss)
Financial assets at amortized cost	5,826	12,332	$ 27,345
Financial liabilities at amortized cost	20,539	51,186	(88,555)
Financial assets at fair value through profit or loss	(9,585)	1,377	1,032
Financial assets at fair value through profit or loss	(733)
Financial liabilities at amortized cost through profit or loss	(5,534)
Financial liabilities at fair value through profit or loss		(5,499)	(4,369)
Total	11,246	59,396	(64,547)
Categories of financial assets and financial liabilities
Financial assets at amortized cost	4,565	2,577	3,839
Financial liabilities at amortized cost	(16,621)	(43,116)	(53,677)
Financial assets at fair value through profit or loss		183	1,141
Total	(12,789)	(40,356)	$ (48,697)
Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	588,431	654,707
Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	1,096	171
Fair value accounted through other comprehensive income
FINANCIAL INSTRUMENTS
Liabilities	(362)	189
Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	71,499	78,555
Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	18,904	30,790
Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets	318
Trade payables
FINANCIAL INSTRUMENTS
Liabilities	89,576	98,034
Trade payables | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	89,576	98,034
Financial debt
FINANCIAL INSTRUMENTS
Liabilities	469,189	519,943
Financial debt | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	469,170	519,583
Financial debt | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	381	171
Financial debt | Fair value accounted through other comprehensive income
FINANCIAL INSTRUMENTS
Liabilities	(362)	189
Leases liabilities
FINANCIAL INSTRUMENTS
Liabilities	28,897	36,846
Leases liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	28,897	36,846
Other Liabilities
FINANCIAL INSTRUMENTS
Liabilities	1,503	244
Other Liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	788	244
Other Liabilities | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	715
Cash and cash equivalent
FINANCIAL INSTRUMENTS
Assets	40,052	38,665
Cash and cash equivalent | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	31,971	32,615
Cash and cash equivalent | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	8,081	6,050
Investments
FINANCIAL INSTRUMENTS
Assets	8,373	21,010
Investments | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	8,373	21,010
Trade receivables
FINANCIAL INSTRUMENTS
Assets	37,734	44,074
Trade receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	37,734	44,074
Other receivables
FINANCIAL INSTRUMENTS
Assets	4,562	5,596
Other receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	1,794	1,866
Other receivables | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	2,450	$ 3,730
Other receivables | Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets	$ 318